Acquisitions & Divestitures - Divestitures Narrative (Details) $ in Millions			3 Months Ended	12 Months Ended
	Jan. 31, 2024 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 entity	Dec. 31, 2024 USD ($) entity	Dec. 31, 2023 USD ($) entity	Dec. 31, 2022 USD ($)
Discontinued Operations
Number of divestitures | entity					2
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]				Other (income) and expense	Other (income) and expense	Other (income) and expense
The Weather Company | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Discontinued Operations
Consideration	$ 1,100
Contingent consideration	250
Cash consideration received	750
Financing receivable	$ 100			$ 102
Seller financing loan term	7 years
Pre-tax gain on sale of business				243
The Weather Company | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Contingent Consideration, Attainment Of Certain Investment Return Metrics
Discontinued Operations
Contingent consideration	$ 200
Healthcare software assets divestiture
Discontinued Operations
Cash consideration received		$ 1,065
Pre-tax gain on sale of business				$ 13	$ 45	$ 258
Other divestitures
Discontinued Operations
Number of divestitures | entity				2
Other divestitures | Disposal Group, Not Discontinued Operations | Infrastructure
Discontinued Operations
Number of divestitures | entity			1